Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2016
Fair Value Disclosures [Abstract]
Notional amounts and fair values of derivatives
As of January 31, 2016 and 2015, the notional amounts and fair values of these derivatives were as follows:

	January 31, 2016		January 31, 2015
(Amounts in millions)	Notional Amount	Fair Value	Notional Amount	Fair Value
Receive fixed-rate, pay variable-rate interest rate swaps designated as fair value hedges	$5,000	$173	$500	$12
Receive fixed-rate, pay fixed-rate cross-currency swaps designated as net investment hedges	1,250	319	1,250	207
Receive fixed-rate, pay fixed-rate cross-currency swaps designated as cash flow hedges	4,132	(609)	4,329	(317)
Receive variable-rate, pay fixed-rate interest rate swaps designated as cash flow hedges	—	—	255	(1)
Total	$10,382	$(117)	$6,334	$(99)

Carrying value and fair value of long-term debt
The carrying value and fair value of the Company's long-term debt as of January 31, 2016 and 2015, are as follows:

	January 31, 2016		January 31, 2015
(Amounts in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$40,959	$46,965	$45,896	$56,237